Derivative financial instruments - Schedule of quantitative information on the notional and carrying amounts of derivative financial instruments used to hedge foreign exchange risk (Details) - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Nominal amount	$ 943,931	$ 783,017
Derivative financial instruments - assets	10,805	27,778
Carrying amount of the hedging instrument, Liability	(28,455)	(9,211)
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	2,065	4,687
Carrying amount of the hedging instruments, Liability	(20,908)	(4,081)
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	40,000	85,667
Carrying amount of the hedging instruments, Asset	1,282	1,831
Carrying amount of the hedging instruments, Liability	0	(233)
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	428,067	344,489
Carrying amount of the hedging instruments, Asset	783	2,856
Carrying amount of the hedging instruments, Liability	(20,908)	(3,848)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Carrying amount of the hedging instruments, Asset	8,740	23,091
Carrying amount of the hedging instruments, Liability	(7,547)	(5,130)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	20,000	60,000
Carrying amount of the hedging instruments, Asset	0	0
Carrying amount of the hedging instruments, Liability	(538)	(1,541)
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount	455,864	221,508
Carrying amount of the hedging instruments, Asset	8,740	23,091
Carrying amount of the hedging instruments, Liability	$ (7,009)	0
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Nominal amount		71,353
Carrying amount of the hedging instruments, Asset		0
Carrying amount of the hedging instruments, Liability		$ (3,589)